Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Measurements
Fair Value Measurements

4. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants at the measurement date. ASC 820, Fair Value Measurement and Disclosures, establishes a hierarchy whereby inputs to valuation techniques used in measuring fair value are prioritized, or the fair value hierarchy. There are three levels to the fair value hierarchy based on reliability of inputs, as follows:

●	Level 1 — Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets.
●	Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 — Unobservable inputs in which little or no market data exists, therefore requiring the Company to develop its own assumptions.

The Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them for each reporting period, utilizing valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The determination requires significant judgments to be made by the Company.

The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

	Fair Value Measured as of December 31, 2020
($in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$35,623	$—	$—	$35,623
Total financial assets	$35,623	$—	$—	$35,623

	Fair Value Measured as of September 30, 2021
($in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$238,375	$—	$—	$238,375
Total financial assets	$238,375	$—	$—	$238,375
Liabilities:
Contingent earnout liability	$—	$—	$169,200	$169,200
Common stock warrant liabilities (Private Placement Warrants)	—	—	555	555
Total financial liabilities	$—	$—	$169,755	$169,755

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments:

	Contingent	Private Placement
($in thousands)	Earnout Liability	Warrants

Fair value as of December 31, 2020	$—	$—
Private placement warrant liability acquired as part of the merger	—	(553)
Contingent earount liability recognized upon the closing of the reverse recapitalization	(159,432)	—
Change in fair value included in other (expense) income	(9,768)	(2)
Fair value as of September 30, 2021	$(169,200)	$(555)

The fair value of the Contingent Earnout Liability and Private Placement Warrants liability are based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy.

In determining the fair value of the Contingent Earnout Liability, the Company used the Monte Carlo simulation value model using a distribution of potential outcomes on a monthly basis over a ten-year period prioritizing the most reliable information available. The assumptions utilized in the calculation were based on the achievement of certain stock price milestones, including the current Company common stock price, expected volatility, risk-free rate, expected term and expected dividend yield (see Note 8).

In determining the fair value of the Private Placement Warrants liability, the Company used the Monte Carlo simulation valuation model to estimate the fair value utilizing assumption including the current Company stock price, expected volatility, risk-free rate, expected term and expected dividend yield (see Note 8).

The Company’s cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The carrying values of other receivables, accounts payable and accrued expenses as of December 31, 2020 and September 30, 2021 approximated their fair values due to the short-term nature of these items.